Vessels, Port Terminals and Other Fixed Assets, Net - Navios Logistics (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 18, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 04, 2017	Feb. 28, 2017
Property Plant And Equipment [Line Items]
Vessels, port terminals and other fixed assets, net		$ 1,898,455	$ 1,809,225
Payments for construction in process		12,572	36,589	$ 86,911
Prepaid expenses and other current assets		40,190	27,383
Other long term assets		23,736	4,856
Gain on sale of assets		894	1,064	0
Cash consideration for purchase of property, plant and equipment		46,395	0	$ 60,115
River and estuary tanker
Property Plant And Equipment [Line Items]
Vessels, port terminals and other fixed assets, net		17,389
Capitalized interest costs		628
Payments for construction in process			6,141
Three new pushboats
Property Plant And Equipment [Line Items]
Vessels, port terminals and other fixed assets, net		32,032
Capitalized interest costs		$ 3,874
Payments for construction in process			30,708
Expansion of its dry port
Property Plant And Equipment [Line Items]
Vessels, port terminals and other fixed assets, net			137,357
Capitalized interest costs			9,971
Undeveloped land located in Port Murtinho region, Brazil
Property Plant And Equipment [Line Items]
Area of land (in hectares)		3,5 hectares
Payments to acquire land		$ 1,097
Covers for Dry Barges
Property Plant And Equipment [Line Items]
Total purchase price					$ 1,115
Payments for construction in process			629
Cash consideration for purchase of property, plant and equipment		$ 1,115
Ferni H
Property Plant And Equipment [Line Items]
Vessel Capacity		16,871 dwt
San San H
Property Plant And Equipment [Line Items]
Vessel Capacity		16,871 dwt
Ferni H and San San H
Property Plant And Equipment [Line Items]
Vessel acquisition cost	$ 11,239
Formosa and San Lorenzo
Property Plant And Equipment [Line Items]
Vessel sale price						$ 1,109
Prepaid expenses and other current assets		$ 174	318
Other long term assets		$ 428	500
Gain on sale of assets			$ 1,075